POWERSHARES EXCHANGE-TRADED FUND TRUST II
(the “Trust”)

Supplement Dated August 21, 2008 to the Prospectus Dated February 29, 2008 of:

PowerShares Insured California Municipal Bond Portfolio
PowerShares Insured National Municipal Bond Portfolio
PowerShares Insured New York Municipal Bond Portfolio
PowerShares VRDO Tax-Free Weekly Portfolio
(the “Funds”)

Rudolf Reitmann has taken an operational role with the Trust and is no longer responsible for the day-to-day management of the Funds.  Therefore, all references relating to Rudolf Reitmann are hereby removed.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

POWERSHARES EXCHANGE-TRADED FUND TRUST II
(the “Trust”)

Supplement Dated August 21, 2008 to the Statement of Additional Information Dated February 29, 2008 of:

PowerShares Insured California Municipal Bond Portfolio
PowerShares Insured National Municipal Bond Portfolio
PowerShares Insured New York Municipal Bond Portfolio
PowerShares VRDO Tax-Free Weekly Portfolio
(the “Funds”)

Rudolf Reitmann has taken an operational role with the Trust and is no longer responsible for the day-to-day management of the Funds.  Therefore, all references relating to Rudolf Reitmann are hereby removed.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

POWERSHARES EXCHANGE-TRADED FUND TRUST II
(the “Trust”)

Supplement Dated August 21, 2008 to the Prospectus Dated February 29, 2008 of:

PowerShares 1-30 Laddered Treasury Portfolio
PowerShares Emerging Markets Sovereign Debt Portfolio
PowerShares High Yield Corporate Bond Portfolio
PowerShares Preferred Portfolio
(the “Funds”)

Rudolf Reitmann has taken an operational role with the Trust and is no longer responsible for the day-to-day management of the Funds.  Therefore, all references relating to Rudolf Reitmann are hereby removed.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

POWERSHARES EXCHANGE-TRADED FUND TRUST II
(the “Trust”)

Supplement Dated August 21, 2008 to the Statement of Additional Information Dated February 29, 2008 of:

PowerShares 1-30 Laddered Treasury Portfolio
PowerShares Emerging Markets Sovereign Debt Portfolio
PowerShares High Yield Corporate Bond Portfolio
PowerShares Preferred Portfolio
(the “Funds”)

Rudolf Reitmann has taken an operational role with the Trust and is no longer responsible for the day-to-day management of the Funds.  Therefore, all references relating to Rudolf Reitmann are hereby removed.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

POWERSHARES EXCHANGE-TRADED FUND TRUST II
(the “Trust”)

Supplement Dated August 21, 2008 to the Prospectus Dated February 29, 2008 of:

PowerShares DWA Developed Markets Technical Leaders Portfolio
PowerShares DWA Emerging Markets Technical Leaders Portfolio
PowerShares Dynamic Asia Pacific Portfolio
PowerShares Dynamic Developed International Opportunities Portfolio
PowerShares Dynamic Europe Portfolio
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio
PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio
PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio
PowerShares FTSE RAFI Emerging Markets Portfolio
PowerShares FTSE RAFI Europe Portfolio
PowerShares FTSE RAFI Europe Small-Mid Portfolio
PowerShares FTSE RAFI International Real Estate Portfolio
PowerShares FTSE RAFI Japan Portfolio
PowerShares Global Clean Energy Portfolio
PowerShares Global Water Portfolio
PowerShares International Listed Private Equity Portfolio
(the “Funds”)

Rudolf Reitmann has taken an operational role with the Trust and is no longer responsible for the day-to-day management of the Funds.  Therefore, all references relating to Rudolf Reitmann are hereby removed.

Jason Stoneberg is no longer responsible for the day-to-day management of the Funds.  Therefore, all references relating to Jason Stoneberg are hereby removed.

The fifth paragraph of the section titled “Management of the Funds” is hereby removed and replaced with the following:

John W. Southard, Jr., CFA, MBA, oversees all research, portfolio management and trading operations of the Funds. In this capacity, Mr. Southard oversees a team of portfolio managers (with Mr. Southard, the “Portfolio Managers”) who are responsible for the day-to-day management of each Fund. Peter Hubbard, who reports to Mr. Southard, is the member of the portfolio management team who is currently primarily responsible for each Fund’s day-to-day management. Mr. Hubbard receives management assistance from Brian McGreal and Travis Trampe, who perform various functions related to portfolio management, including investing cash flows, coordinating with other team members to focus on certain asset classes, implementing investment strategy and researching and reviewing investment strategy. Each member of the portfolio management team has appropriate limitations on his authority for risk management and compliance purposes.

The following paragraph is hereby added after the third paragraph of the section titled “Management of the Funds—Portfolio Managers”:

Brian McGreal is a Vice President and Portfolio Manager of the Adviser and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Funds since August 2008.  Prior to joining the Adviser, Mr. McGreal was an analyst for Ritchie Capital Management from May 2005 to September 2007 and a trader with SAM Investments from February 1999 to April 2005.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

POWERSHARES EXCHANGE-TRADED FUND TRUST II
(the “Trust”)

Supplement Dated August 21, 2008 to the Statement of Additional Information Dated February 29, 2008 of:

PowerShares DWA Developed Markets Technical Leaders Portfolio
PowerShares DWA Emerging Markets Technical Leaders Portfolio
PowerShares Dynamic Asia Pacific Portfolio
PowerShares Dynamic Developed International Opportunities Portfolio
PowerShares Dynamic Europe Portfolio
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio
PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio
PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio
PowerShares FTSE RAFI Emerging Markets Portfolio
PowerShares FTSE RAFI Europe Portfolio
PowerShares FTSE RAFI Europe Small-Mid Portfolio
PowerShares FTSE RAFI International Real Estate Portfolio
PowerShares FTSE RAFI Japan Portfolio
PowerShares Global Clean Energy Portfolio
PowerShares Global Water Portfolio
PowerShares International Listed Private Equity Portfolio
(the “Funds”)

Rudolf Reitmann has taken an operational role with the Trust and is no longer responsible for the day-to-day management of the Funds.  Therefore, all references relating to Rudolf Reitmann are hereby removed.

Jason Stoneberg is no longer responsible for the day-to-day management of the Funds.  Therefore, all references relating to Jason Stoneberg are hereby removed.

The following paragraph is hereby added after the third paragraph of the section titled “Management—Portfolio Managers”:

As of August 1, 2008, in addition to 20 funds of the Trust, Mr. McGreal managed three portfolios of exchange-traded funds in the Initial Trust and one exchange-traded fund in PowerShares India Exchange-Traded Fund Trust with a total of approximately $1.9 billion in assets, no other pooled investment vehicles and 15 exchange-traded funds traded in Europe with approximately $475.7 million in assets.

The last sentence of the seventh paragraph of the section entitled “Management—Portfolio Managers” is hereby deleted and replaced with the following:

As of August 1, 2008, Messrs. Hubbard, McGreal and Trampe did not own any securities of the Trust.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

POWERSHARES EXCHANGE-TRADED FUND TRUST II
(the “Trust”)

Supplement Dated August 21, 2008 to the Prospectus Dated April 1, 2008 of:

PowerShares Global Nuclear Energy Portfolio (the “Fund”)

Rudolf Reitmann has taken an operational role with the Trust and is no longer responsible for the day-to-day management of the Fund.  Therefore, all references relating to Rudolf Reitmann are hereby removed.

Jason Stoneberg is no longer responsible for the day-to-day management of the Fund.  Therefore, all references relating to Jason Stoneberg are hereby removed.

The fifth paragraph of the section titled “Management of the Fund” is hereby removed and replaced with the following:

John W. Southard, Jr., CFA, MBA, oversees all research, portfolio management and trading operations of the Fund. In this capacity, Mr. Southard oversees a team of portfolio managers (with Mr. Southard, the “Portfolio Managers”) who are responsible for the day-to-day management of the Fund. Peter Hubbard, who reports to Mr. Southard, is the member of the portfolio management team who is currently primarily responsible for the Fund’s day-to-day management. Mr. Hubbard receives management assistance from Brian McGreal and Travis Trampe, who perform various functions related to portfolio management, including investing cash flows, coordinating with other team members to focus on certain asset classes, implementing investment strategy and researching and reviewing investment strategy. Each member of the portfolio management team has appropriate limitations on his authority for risk management and compliance purposes.

The following paragraph is hereby added after the third paragraph of the section titled “Management of the Funds—Portfolio Managers”:

Brian McGreal is a Vice President and Portfolio Manager of the Adviser and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Fund since August 2008.  Prior to joining the Adviser, Mr. McGreal was an analyst for Ritchie Capital Management from May 2005 to September 2007 and a trader with SAM Investments from February 1999 to April 2005.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

POWERSHARES EXCHANGE-TRADED FUND TRUST II
(the “Trust”)

Supplement Dated August 21, 2008 to the Statement of Additional Information Dated April 1, 2008 of:

PowerShares Global Nuclear Energy Portfolio (the “Fund”)

Rudolf Reitmann has taken an operational role with the Trust and is no longer responsible for the day-to-day management of the Fund.  Therefore, all references relating to Rudolf Reitmann are hereby removed.

Jason Stoneberg is no longer responsible for the day-to-day management of the Fund.  Therefore, all references relating to Jason Stoneberg are hereby removed.

The following paragraph is hereby added after the third paragraph of the section titled “Management—Portfolio Managers”:

As of August 1, 2008, in addition to 20 funds of the Trust, Mr. McGreal managed four portfolios of exchange-traded funds in the Fund Family with a total of approximately $1.9 billion in assets, no other pooled investment vehicles and 15 exchange-traded funds traded in Europe with approximately $475.7 million in assets.

The last sentence of the eighth paragraph of the section entitled “Management—Portfolio Managers” is hereby deleted and replaced with the following:

As of August 1, 2008, Messrs. Hubbard, McGreal and Trampe did not own any securities of the Trust.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

POWERSHARES EXCHANGE-TRADED FUND TRUST II
(the “Trust”)

Supplement Dated August 21, 2008 to the Prospectus Dated May 5, 2008 of:

PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio

PowerShares Autonomic Balanced NFA Global Asset Portfolio

PowerShares Autonomic Growth NFA Global Asset Portfolio

(the “Funds”)

Rudolf Reitmann has taken an operational role with the Trust and is no longer responsible for the day-to-day management of the Fund.  Therefore, all references relating to Rudolf Reitmann are hereby removed.

The fifth paragraph of the section titled “Management of the Funds” is hereby removed and replaced with the following:

John W. Southard, Jr., CFA, MBA, oversees all research, portfolio management and trading operations of the Funds. In this capacity, Mr. Southard oversees a team of portfolio managers (with Mr. Southard, the “Portfolio Managers”) who are responsible for the day-to-day management of the Fund. Peter Hubbard, who reports to Mr. Southard, is the member of the portfolio management team who is currently primarily responsible for the Fund’s day-to-day management. Mr. Hubbard receives management assistance from Michael Jeanette and Jason Stoneberg. Messrs. Jeanette and Stoneberg each report to Mr. Hubbard. Each Portfolio Manager is responsible for various functions related to portfolio management, including investing cash flows, coordinating with members of his team to focus on certain asset classes, implementing investment strategy, researching and reviewing investment strategy, and overseeing members of his portfolio management team with more limited responsibilities, but each Portfolio Manager has appropriate limitations on his authority for risk management and compliance purposes.

The following paragraph is hereby added after the fourth paragraph of the section titled “Management of the Funds—Portfolio Managers”:

Michael Jeanette is a Vice President and Portfolio Manager of the Adviser and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Funds since August 2008.  Prior to joining the Adviser, Mr. Jeanette was a trust advisor and GM of Chicago based Richard Lamb, LLC from 1998 to 2007.  Prior to this he was a financial advisor with Smith Barney and First Bank Systems.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

POWERSHARES EXCHANGE-TRADED FUND TRUST II
(the “Trust”)

Supplement Dated August 21, 2008 to the Statement of Additional Information Dated May 5, 2008 of:

PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio

PowerShares Autonomic Balanced NFA Global Asset Portfolio

PowerShares Autonomic Growth NFA Global Asset Portfolio

(the “Funds”)

Rudolf Reitmann has taken an operational role with the Trust and is no longer responsible for the day-to-day management of the Funds.  Therefore, all references relating to Rudolf Reitmann are hereby removed.

The following paragraph is hereby added after the third paragraph of the section titled “Management—Portfolio Managers”:

As of August 1, 2008, in addition to three funds of the Trust, Mr. Jeanette managed 74 portfolios of exchange-traded funds in the Fund Family with a total of approximately $11.0 billion in assets and no other pooled investment vehicles.

The last sentence of the eighth paragraph of the section entitled “Management—Portfolio Managers” is hereby deleted and replaced with the following:

As of August 1, 2008, Messrs. Hubbard, Jeanette and Trampe did not own any securities of the Trust.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

POWERSHARES EXCHANGE-TRADED FUND TRUST II
(the “Trust”)

Supplement Dated August 21, 2008 to the Prospectus Dated June 24, 2008 of:

PowerShares MENA Frontier Countries Portfolio (the “Fund”)

Rudolf Reitmann has taken an operational role with the Trust and is no longer responsible for the day-to-day management of the Fund.  Therefore, all references relating to Rudolf Reitmann are hereby removed.

Jason Stoneberg is no longer responsible for the day-to-day management of the Fund.  Therefore, all references relating to Jason Stoneberg are hereby removed.

The fifth paragraph of the section titled “Management of the Fund” is hereby removed and replaced with the following:

John W. Southard, Jr., CFA, MBA, oversees all research, portfolio management and trading operations of the Fund. In this capacity, Mr. Southard oversees a team of portfolio managers (with Mr. Southard, the “Portfolio Managers”) who are responsible for the day-to-day management of the Fund. Peter Hubbard, who reports to Mr. Southard, is the member of the portfolio management team who is currently primarily responsible for the Fund’s day-to-day management. Mr. Hubbard receives management assistance from Brian McGreal and Travis Trampe, who perform various functions related to portfolio management, including investing cash flows, coordinating with other team members to focus on certain asset classes, implementing investment strategy and researching and reviewing investment strategy. Each member of the portfolio management team has appropriate limitations on his authority for risk management and compliance purposes.

The following paragraph is hereby added after the third paragraph of the section titled “Management of the Funds—Portfolio Managers”:

Brian McGreal is a Vice President and Portfolio Manager of the Adviser and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Fund since August 2008.  Prior to joining the Adviser, Mr. McGreal was an analyst for Ritchie Capital Management from May 2005 to September 2007 and a trader with SAM Investments from February 1999 to April 2005.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

POWERSHARES EXCHANGE-TRADED FUND TRUST II
(the “Trust”)

Supplement Dated August 21, 2008 to the Statement of Additional Information Dated June 24, 2008 of:

PowerShares MENA Frontier Countries Portfolio (the “Fund”)

Rudolf Reitmann has taken an operational role with the Trust and is no longer responsible for the day-to-day management of the Fund.  Therefore, all references relating to Rudolf Reitmann are hereby removed.

Jason Stoneberg is no longer responsible for the day-to-day management of the Fund.  Therefore, all references relating to Jason Stoneberg are hereby removed.

The following paragraph is hereby added after the third paragraph of the section titled “Management—Portfolio Managers”:

As of August 1, 2008, in addition to 20 funds of the Trust, Mr. McGreal managed four portfolios of exchange-traded funds in the Fund Family with a total of approximately $1.9 billion in assets, no other pooled investment vehicles and 15 exchange-traded funds traded in Europe with approximately $475.7 million in assets.

The last sentence of the eighth paragraph of the section entitled “Management—Portfolio Managers” is hereby deleted and replaced with the following:

As of August 1, 2008, Messrs. Hubbard, McGreal and Trampe did not own any securities of the Trust.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

POWERSHARES EXCHANGE-TRADED FUND TRUST II
(the “Trust”)

Supplement Dated August 21, 2008 to the Prospectus Dated June 26, 2008 of:

PowerShares Global Wind Energy Portfolio (the “Fund”)

Rudolf Reitmann has taken an operational role with the Trust and is no longer responsible for the day-to-day management of the Fund.  Therefore, all references relating to Rudolf Reitmann are hereby removed.

Jason Stoneberg is no longer responsible for the day-to-day management of the Fund.  Therefore, all references relating to Jason Stoneberg are hereby removed.

The fifth paragraph of the section titled “Management of the Fund” is hereby removed and replaced with the following:

John W. Southard, Jr., CFA, MBA, oversees all research, portfolio management and trading operations of the Funds. In this capacity, Mr. Southard oversees a team of portfolio managers (with Mr. Southard, the “Portfolio Managers”) who are responsible for the day-to-day management of each Fund. Peter Hubbard, who reports to Mr. Southard, is the member of the portfolio management team who is currently primarily responsible for each Fund’s day-to-day management. Mr. Hubbard receives management assistance from Brian McGreal and Travis Trampe, who perform various functions related to portfolio management, including investing cash flows, coordinating with other team members to focus on certain asset classes, implementing investment strategy and researching and reviewing investment strategy. Each member of the portfolio management team has appropriate limitations on his authority for risk management and compliance purposes.

The following paragraph is hereby added after the third paragraph of the section titled “Management of the Fund—Portfolio Managers”:

Brian McGreal is a Vice President and Portfolio Manager of the Adviser and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Fund since August 2008.  Prior to joining the Adviser, Mr. McGreal was an analyst for Ritchie Capital Management from May 2005 to September 2007 and a trader with SAM Investments from February 1999 to April 2005.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

POWERSHARES EXCHANGE-TRADED FUND TRUST II
(the “Trust”)

Supplement Dated August 21, 2008 to the Statement of Additional Information Dated June 26, 2008 of:

PowerShares Global Wind Energy Portfolio (the “Fund”)

Rudolf Reitmann has taken an operational role with the Trust and is no longer responsible for the day-to-day management of the Fund.  Therefore, all references relating to Rudolf Reitmann are hereby removed.

Jason Stoneberg is no longer responsible for the day-to-day management of the Fund.  Therefore, all references relating to Jason Stoneberg are hereby removed.

The following paragraph is hereby added after the third paragraph of the section titled “Management—Portfolio Managers”:

As of August 1, 2008, in addition to 20 funds of the Trust, Mr. McGreal managed four portfolios of exchange-traded funds in the Fund Family with a total of approximately $1.9 billion in assets, no other pooled investment vehicles and 15 exchange-traded funds traded in Europe with approximately $475.7 million in assets.

The last sentence of the eighth paragraph of the section entitled “Management—Portfolio Managers” is hereby deleted and replaced with the following:

As of August 1, 2008, Messrs. Hubbard, McGreal and Trampe did not own any securities of the Trust.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.